Investments (Tables)	6 Months Ended
Jun. 30, 2024
Investments
Schedule of investments
Entity	Instrument	Note	Balance at December 31, 2023	Additions	Redemptions	Effects of foreign exchange	Balance at June 30, 2024
			$	$		$	$
Solarvest BioEnergy Inc.	Shares	(i)	—	—	—	—	—
Solarvest BioEnergy Inc.	Convertible debenture	(i)	—	—	—	—	—
A2ZCryptoCap Inc.	Shares	(ii)	6,049	—	—	(204)	5,845
Royal Bank of Canada	GIC	(iii)	756,100	—	(738,000)	(18,100)	—
Royal Bank of Canada	GIC	(iv)	—	21,918	—	—	21,918
			762,149	21,918	(738,000)	(18,304)	27,763

						Current	21,918
						Non-Current	5,845
							27,763